COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

22. COMMITMENTS AND CONTINGENCIES

Capital commitment

The Company has commitments for the construction of fixed assets of RMB 43,056,970 as of December 31, 2020. The future payments schedule is presented as follows:

	Payment Due by Period
		Less than			More than
	Total	1 year	1 – 3 years	3 – 5 years	5 years

	(RMB)
Capital commitment	43,056,970	36,499,470	5,864,500	594,000	99,000

Operating lease commitment

The Group leases its offices and facilities under non-cancelable operating lease agreements. Rental expenses were RMB7,306,686, RMB10,931,713 and RMB14,034,591 for the years ended December 31, 2018, 2019 and 2020, respectively.

As of December 31, 2020, future minimum lease commitments, all under office and facilities non-cancelable operating lease agreements, were as follows:

Year ending December 31,	RMB
2021	11,173,499
2022	10,191,143
2023	10,437,322
2024	11,068,206
2025	2,442,573
2026	674,828

Except for those disclosed above, the Group did not have any significant capital or other commitments, long-term obligations, or guarantees as of December 31, 2020.